N-2	Sep. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001987221
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	JOHN HANCOCK COMVEST PRIVATE INCOME FUND
Entity Address, Address Line One	360 S. Rosemary Avenue
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	727-2000
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	360 S. Rosemary Avenue
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	727-2000
Contact Personnel Name	Michael Altschuler, Esq.